Components of Income Before Income Taxes and Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income before income taxes:
Domestic	¥ 77,813	¥ 112,374	¥ 28,477
Foreign	37,080	59,958	32,321
Income before income taxes	114,893	172,332	60,798
Current income taxes:
Domestic	20,685	21,297	17,213
Foreign	13,514	14,447	7,232
Total current income taxes	34,199	35,744	24,445
Deferred income taxes:
Domestic	(1,148)	11,892	(10,089)
Foreign	(2,916)	(5,422)	1,009
Total deferred income taxes	(4,064)	6,470	(9,080)
Total income taxes	¥ 30,135	¥ 42,214	¥ 15,365